INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes
	Year ended December 31,
	2012	2013	2014

Domestic	$(3,182)	$(522)	$(40,612)
Foreign	1,703	1,311	7,887
	$(1,479)	$789	$(32,725)

Schedule of Income Tax Expense
	Year ended December 31,
	2012	2013	2014

Current tax	$318	$124	$1,780
Deferred tax	454	279	(3,576)
	$772	$403	$(1,796)

Schedule of Deferred Tax Assets and Liabilities

	At December 31,
	2013	2014
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$30	$14
- Accrued bonus	165	56
- Other	238	1,098
Tax losses	5,217	9,516
Depreciation and amortization	82	64
Total deferred tax assets	$5,732	$10,748
Valuation allowance	(5,217)	(9,516)
Deferred tax assets	515	1,232

Interest income taxable for tax purpose in future years	(343)	(160)
Deferred tax liability arising from withholding tax on undistributed profits	(3,589)	(919)
Total deferred tax liabilities	(3,932)	(1,079)
Deferred tax (liabilities) assets, net	$(3,417)	$153

Schedule of Deferred Tax Balances

	At December 31,
	2013	2014
Deferred tax assets
Current	$416	$1,179
Non-current	99	53
	$515	$1,232
Deferred tax liabilities
Current	$(343)	$(160)
Non-current	(3,589)	(919)
	(3,932)	(1,079)
Deferred tax (liabilities) assets, net	$(3,417)	$153

Schedule of Valuation Allowance on Deferred Assets
	2012	2013	2014

At the beginning of the year	$1,912	$3,535	$5,217
Change for the year	1,623	1,682	4,299
At the end of the year	$3,535	$5,217	$9,516

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2012	2013	2014

PRC tax rate	25%	25%	25%
Tax (credit) provision at PRC enterprise income tax rate	$(370)	$197	$(8,181)
Expenses not deductible for tax purpose	1,224	403	3,701
Share-based compensation not deductible for tax purpose	366	123	11
Income not taxable for tax purposes	(599)	(1,005)	(5,146)
Net change in valuation allowance	1,623	1,682	4,299
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(911)	(930)	3,857
Effect of the different income tax rates in other jurisdictions	21	204	301
Effect of withholding tax on undistributed earnings	349	400	(762)
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	150	-	-
Utilization of tax loss previously not recognized	(979)	(685)	-
Overprovision in prior year	(81)	(78)	(90)
Others	(21)	92	214
Income tax expense	$772	$403	$(1,796)